Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Energy Index ETF	Nov. 29, 2024
Fidelity MSCI Energy Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	0.04%
Past 5 years	13.14%
Past 10 years	2.48%
Fidelity MSCI Energy Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(0.76%)
Past 5 years	11.91%
Past 10 years	1.61%
Fidelity MSCI Energy Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.56%
Past 5 years	10.14%
Past 10 years	1.68%
IXWMY
Average Annual Return:
Past 1 year	0.14%
Past 5 years	13.23%
Past 10 years	2.57%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%